LEASES - Changes in lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Opening Balance	R$ 6,972,915	R$ 6,243,782
Additions/updates	977,234	744,226
Write-offs	(669)	(3,102)
Payments	(1,447,973)	(1,325,398)
Accrual of financial charges (1)	733,342	700,283
Exchange rate variations	(304,959)	613,124
Closing Balance	6,929,890	6,972,915
Current	857,810	872,228
Non-current	6,072,080	6,100,687
Leased Land | Biological assets [domain]
Lessee, Operating Leases, Changes in Lease Libilities [Line Items]
Operating Leases, Capitalized Interest	R$ 265,463	R$ 249,135